ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
		December 31,	December 31,
	Note	2021	2020

Trade receivables (1)		$4,751	$8,755
IVA receivables (2)		8,863	9,666
Other receivables		847	1,721
Due from related parties	8	1	2
		$14,462	$20,144